CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.  CONVERTIBLE NOTES

During the year ended December 31, 2016, the Company received proceeds on convertible notes of $466,000 (2105 – $325,000). The convertible notes bear interest at a rate of 4% per annum and have maturity dates from July 7, 2017 to November 16, 2018. Interest is to be accrued January 1 and July 1 commencing January 1, 2016. The holders, at their option, may elect to receive interest in cash, common stock or a combination thereof. The notes are convertible into common stock of the Company at the option of the holder at a conversion price of $0.0409 per share being equal to 11,947,403 shares of common stock. Under the terms of the convertible note, the Company is required to have a “Go Public Event”. Under the provisions of the convertible note, the Go Public Event requires the Company’s common stock to be listed for trading or quoted on a Trading Market.

In connection with the purchase of convertible notes, holders of the convertible note were issued 11,393,643 Common Stock Purchase Warrants [“Warrants”], see Note 6.

The convertible notes are secured by a general security agreement on the Company’s assets. On February 2, 2017, the holders of convertible notes executed their conversion option of their convertible notes and exercised their warrants under the cashless exercise provision resulting in the issuance of 21,477,046 common shares effective as of that date.

On November 14, 2016, the Company entered into a convertible promissory note agreement with existing shareholders of the Company, for proceeds up to $1,500,000. The convertible promissory notes are convertible into the number of securities sold in the qualified offering equal to the aggregate amount of the principal and accrued and unpaid interest then outstanding under such note divided by the lower of (i) 80% of the price per equity security sold to investors in the qualified offering, and (ii) the quotient of $5,500,000 and the number of common shares outstanding immediately prior to the closing of a qualified offering.. Holders of the convertible promissory note shall receive warrant to purchase the number of common shares of the Company equal to the aggregate consideration funded by each lender prior to the qualified offering divided by the conversion price.. Common Stock Purchase Warrants shall have a strike price of 120% of the conversion price.